Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Summary of Employee Benefits

	2020	2019	2018

Wages and salaries	483,600	348,731	242,147
Social security costs	138,960	117,604	70,988
Profit sharing and annual bonuses	89,973	45,596	47,262
Share-based payments	120,777	64,509	60,843
	833,310	576,440	421,240